AB BOND FUNDS -AB Sustainable Thematic Credit Portfolio Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX) (the “Fund”)

Supplement dated April 4, 2025 to the Fund’s Prospectus and Summary Prospectus dated January 31, 2025, as amended.

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The following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectus and Summary Prospectus for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Souheir Asba	Since April 2025	Vice President of the Adviser
Timothy Kurpis	Since 2024	Senior Vice President of the Adviser
Tiffanie Wong	Since 2021	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds - Portfolio Managers” in the Prospectus for the Fund.

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Sustainable Thematic Credit Portfolio Sustainable Thematic Credit Credit Team	Souheir Asba; since April 2025; Vice President of the Adviser	Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since 2024. Prior thereto, she was a portfolio manager at Blackrock in the Global Investment Grade Credit team since prior to 2020.

	Timothy Kurpis; since 2024; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020.

	Tiffanie Wong; since 2021; Senior Vice President of the Adviser, Director of Fixed-Income Responsible Investing Portfolio Management, and Director of Global and US Investment Grade Credit	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2020.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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